Financial Instruments - Fair values and risk management (Details 5) - CubeBio Co., Ltd. [Member] ₩ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 KRW (₩)
Entity Information [Line Items]
Assets in foreign currency | $	$ 41,258		$ 39,877
Assets | ₩		₩ 59,201		₩ 58,619